Commitments And Contingent Liabilities (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 08, 2017	Aug. 07, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingencies [Line Items]
Royalties expenses			$ 7,559	$ 10,424	$ 4,460
Outstanding buy-back obligations			1,385,000
Lease expenses			60,782	47,479	$ 44,614
Guarantees issued by banks to secure certain advances from customers and performance bonds			1,895,346
Purchase commitments			$ 1,775,000	$ 1,592,000
Maximum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program			5.00%
Maximum amount of royalties paid, percentage			150.00%
Minimum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program			2.00%
Maximum amount of royalties paid, percentage			100.00%
Judicial Ruling
Loss Contingencies [Line Items]
Damages awarded to company		$ 21,075
Additional amount of post-trial royalties awarded	$ 4,680
Additional amount of pre-trial royalties awarded	$ 1,000